Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Assets [Abstract]
Summary of Other Current Assets
	December 31,
	2021	2020
	£000s	£000s
Prepayments	4,309	3,940
VAT receivable	1,211	676
Total other current assets	5,520	4,616